Leases and Restricted Cash - Estimated Future Minimum Rental Payments to be Received and Paid Under the Lease Contracts (Parenthetical) (Detail) (Teekay Tangguh Joint Venture [Member], USD $)
In Millions, unless otherwise specified
Dec. 31, 2014
Operating Leased Assets [Line Items]
Head Lease receipts	$ 206.6
Sublease payments	139.6
Other Noncurrent Liabilities [Member]
Operating Leased Assets [Line Items]
Deferred Head Lease receipts	44.1
Deferred Lease Revenue [Member]
Operating Leased Assets [Line Items]
Deferred Head Lease receipts	$ 2.8